POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED NOVEMBER 26, 2012 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares S&P International Developed High Quality Portfolio

On November 21, 2012, Invesco PowerShares Investment Capital Management LLC voluntarily agreed to waive permanently a portion of the unitary management fee for each of PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares S&P International Developed High Quality Portfolio. Therefore, effective immediately, the Prospectus is revised as follows:

•  On page 146, the sixth paragraph and the adjacent Unitary Management Fee table under the section "Management of the Funds—Portfolio Managers" are deleted and replaced with the following:

Each Fund pays the Adviser an annual unitary management fee equal to a percentage of its average daily net assets set forth in the chart below.

Fund	Unitary Management Fee
PowerShares DWA Developed Markets Technical Leaders Portfolio	0.80%
PowerShares DWA Emerging Markets Technical Leaders Portfolio	0.90%
PowerShares Emerging Markets Infrastructure Portfolio	0.75%
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	0.80	%**
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	0.75	%***
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.75	%**
PowerShares FTSE RAFI Emerging Markets Portfolio	0.85	%**
PowerShares Global Agriculture Portfolio	0.75%
PowerShares Global Clean Energy Portfolio	0.75%
PowerShares Global Coal Portfolio	0.75%
PowerShares Global Gold and Precious Metals Portfolio	0.75%

Fund	Unitary Management Fee
PowerShares Global Nuclear Energy Portfolio	0.75%
PowerShares Global Steel Portfolio	0.75%
PowerShares Global Water Portfolio	0.75%
PowerShares Global Wind Energy Portfolio	0.75%
PowerShares MENA Frontier Countries Portfolio	0.95	%*
PowerShares S&P International Developed High Quality Portfolio	0.75	%***

* The Adviser has agreed to waive 0.25% of its unitary management fee through April 20, 2013. After giving effect to such waiver, the net unitary management fee will be 0.70%. The Adviser may modify or terminate this fee waiver at its discretion after such date.

** Effective November 21, 2012, the Adviser has agreed voluntarily to waive permanently a portion of the Fund's unitary management fee. After giving effect to such waiver, the net unitary management fee for the Fund will be 0.49%.

*** Effective November 21, 2012, the Adviser has agreed voluntarily to waive permanently a portion of the Fund's unitary management fee. After giving effect to such waiver, the net unitary management fee for the Fund will be 0.45%.

Please Retain This Supplement For Future Reference.

P-PS-PRO-8 SUP-2 112612

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED NOVEMBER 26, 2012 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2012

On November 21, 2012, Invesco PowerShares Investment Capital Management LLC voluntarily agreed to waive permanently a portion of the unitary management fee for each of PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares S&P International Developed High Quality Portfolio. Therefore, effective immediately, the Statement of Additional Information is revised as follows:

•  On pages 95 and 96, the advisory fee table and corresponding footnotes in the section titled "Management—Investment Advisory Agreement" are deleted and replaced with the following:

Fund	Advisory Fee
PowerShares 1-30 Laddered Treasury Portfolio	0.25%
PowerShares Build America Bond Portfolio	0.35	%(1)
PowerShares CEF Income Composite Portfolio	0.50%
PowerShares Chinese Yuan Dim Sum Bond Portfolio	0.45%
PowerShares Convertible Securities Portfolio	0.35%
PowerShares DWA Developed Markets Technical Leaders Portfolio	0.80%
PowerShares DWA Emerging Markets Technical Leaders Portfolio	0.90%
PowerShares Emerging Markets Infrastructure Portfolio	0.75%
PowerShares Emerging Markets Sovereign Debt Portfolio	0.50%
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	0.80	%(7)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	0.75	%(8)
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.75	%(7)
PowerShares FTSE RAFI Emerging Markets Portfolio	0.85	%(7)
PowerShares Fundamental High Yield® Corporate Bond Portfolio	0.50%
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	0.22%
PowerShares Global Agriculture Portfolio	0.75%
PowerShares Global Clean Energy Portfolio	0.75%
PowerShares Global Coal Portfolio	0.75%
PowerShares Global Gold and Precious Metals Portfolio	0.75%
PowerShares Global Nuclear Energy Portfolio	0.75%
PowerShares Global Steel Portfolio	0.75%
PowerShares Global Water Portfolio	0.75%
PowerShares Global Wind Energy Portfolio	0.75%
PowerShares Ibbotson Alternative Completion Portfolio	0.25%
PowerShares Insured California Municipal Bond Portfolio	0.35	%(1)
PowerShares Insured National Municipal Bond Portfolio	0.35	%(1)
PowerShares Insured New York Municipal Bond Portfolio	0.35	%(1)
PowerShares International Corporate Bond Portfolio	0.50%
PowerShares KBW Bank Portfolio	0.35	%(2)
PowerShares KBW Capital Markets Portfolio	0.35	%(2)
PowerShares KBW High Dividend Yield Financial Portfolio	0.35%
PowerShares KBW Insurance Portfolio	0.35	%(2)
PowerShares KBW International Financial Portfolio	0.40%
PowerShares KBW Premium Yield Equity REIT Portfolio	0.35%
PowerShares KBW Property & Casualty Insurance Portfolio	0.35%

Fund	Advisory Fee
PowerShares KBW Regional Banking Portfolio	0.35	%(2)
PowerShares MENA Frontier Countries Portfolio	0.95	%(3)
PowerShares Preferred Portfolio	0.50%
PowerShares RiverFront Tactical Balanced Growth Portfolio	0.25%
PowerShares RiverFront Tactical Growth & Income Portfolio	0.25%
PowerShares S&P 500® High Beta Portfolio	0.25%
PowerShares S&P 500® Low Volatility Portfolio	0.25%
PowerShares S&P Emerging Markets High Beta Portfolio	0.45	%(4)
PowerShares S&P Emerging Markets Low Volatility Portfolio	0.45	%(4)
PowerShares S&P International Developed High Beta Portfolio	0.35	%(5)
PowerShares S&P International Developed High Quality Portfolio	0.75	%(8)
PowerShares S&P International Developed Low Volatility Portfolio	0.35	%(5)
PowerShares S&P SmallCap Consumer Discretionary Portfolio	0.29%
PowerShares S&P SmallCap Consumer Staples Portfolio	0.29%
PowerShares S&P SmallCap Energy Portfolio	0.29%
PowerShares S&P SmallCap Financials Portfolio	0.29%
PowerShares S&P SmallCap Health Care Portfolio	0.29%
PowerShares S&P SmallCap Industrials Portfolio	0.29%
PowerShares S&P SmallCap Information Technology Portfolio	0.29%
PowerShares S&P SmallCap Materials Portfolio	0.29%
PowerShares S&P SmallCap Utilities Portfolio	0.29%
PowerShares Senior Loan Portfolio	0.75	%(6)
PowerShares VRDO Tax-Free Weekly Portfolio	0.25%

(1) The Adviser has agreed to waive permanently 0.07% of its unitary management fee for its investment advisory services to the Fund. After giving effect to such waiver, the net unitary management fee is 0.28%.

(2) From November 1, 2011 until February 1, 2012, the Adviser waived 100% of its unitary management fee for the Fund.

(3) The Adviser has agreed to waive permanently 0.25% of its unitary management fee for its investment advisory services to the Fund. After giving effect to such voluntary waiver, the net unitary management fee is 0.70%.

(4) The Adviser has agreed to waive 0.16% of its unitary management fee through April 20, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

(5) The Adviser has agreed to waive 0.10% of its unitary management fee through April 20, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

(6) The Adviser has agreed to waive permanently 0.10% of its unitary management fee for its investment advisory services to the Fund. After giving effect to such voluntary waiver, the net unitary management fee is 0.65%.

(7) Effective November 21, 2012, the Adviser voluntarily agreed to waive permanently a portion of its unitary management fee for its investment advisory services to the Fund. After giving effect to such waiver, the net unitary management fee of the Fund is 0.49%.

(8) Effective November 21, 2012, the Adviser voluntarily agreed to waive permanently a portion of its unitary management fee for its investment advisory services to the Fund. After giving effect to such waiver, the net unitary management fee of the Fund is 0.45%.

P-PS-SAI SUP-6 112612

Please Retain This Supplement For Future Reference.